Finance income and expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance income:
Interest received on cash balances	£ 345	£ 86	£ 45
Foreign exchange gain on translating foreign currency denominated bank balances	0	687	0
Fair value adjustment on derivative financial instruments (note 19)	6,650	1,068	0
Other Income	23	0	0
Total finance income	7,018	1,841	45
Finance expense:
Transaction costs allocated to the issue of warrants (note 19)	0	586	0
Foreign exchange loss on translating foreign currency denominated balances	2,392	0	0
Remeasurement of assumed contingent arrangement (note 18)	0	122	10
Unwinding of discount factor and foreign exchange movements related to the assumed contingent arrangement (note 18)	73	86	63
Total finance expense	£ 2,465	£ 794	£ 73